BUSINESS COMBINATION - Acquisitions (Details) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Jan. 01, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Apr. 30, 2015 CNY (¥) director	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 29, 2017 CNY (¥)	Dec. 28, 2017 CNY (¥)	Jan. 01, 2017 CNY (¥)	Dec. 23, 2016 CNY (¥)	Dec. 05, 2016 CNY (¥)	Sep. 09, 2016 CNY (¥)	Aug. 08, 2016	Jul. 05, 2016 CNY (¥)	Jan. 01, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
BUSINESS COMBINATION
Registered capital				¥ 800,000
Total equity	¥ 65,603,160		¥ 55,969,188		$ 9,842,078		¥ 65,742,596	¥ 67,669,202			¥ 55,969,188						¥ 52,175,188
Assets
Intangible assets | $					0
Cash and cash equivalents	2,173,062
Liabilities
Gain on previously held equity interest remeasured at acquisition-date fair value						¥ 748,086	117,640
Cash and bank balances acquired	2,173,062
Net inflow of cash and cash equivalents included in cash flows from investing activities	¥ 2,173,062				$ 37,183	¥ 255,650	255,152
Bayer aluminum production line
Assets
Property, plant and equipment																	328,354	¥ 328,354
Liabilities
Other payables and accrued expenses																	1,488	1,488
Net assets																	326,866	326,866
Difference recognized in equity																	11,418
Cash consideration																	161,962
Carrying values of assets disposed of																	176,322
Total purchase consideration																	¥ 338,284
Pseudoboehmite and activated silicon powder production lines
Assets
Property, plant and equipment																¥ 28,860		29,966
Liabilities
Other payables and accrued expenses																		2,503
Net assets																28,860		27,463
Difference recognized in equity																14,201
Cash consideration																43,061
Total purchase consideration																¥ 43,061
Chinalco Shanghai
BUSINESS COMBINATION
Equity interest acquired (as a percent)															60.00%
Assets
Property, plant and equipment														¥ 494,725				414,766
Land use rights														731,967				742,771
Inventories														15				22
Other current assets														1,425				916
Restricted cash and time deposits														70,500				51,500
Cash and cash equivalents														2,164				1,156
Liabilities
Trade and notes payables														29				147
Other payables and accrued expenses														1,951				1,598
Interest bearing loans and borrowings														330,549				241,118
Net assets														968,267				968,268
Non-controlling interests														387,307
Net assets acquired														580,960
Difference recognized in equity														1,532,801
Cash consideration														2,113,761
Total purchase consideration														2,113,761
Cash and bank balances acquired														¥ 2,164				1,156
Xinghua Technology
BUSINESS COMBINATION
Equity interest acquired (as a percent)												66.00%
Assets
Property, plant and equipment												¥ 1,134,185						978,596
Land use rights												8,339
Inventories												170,986						164,262
Other current assets												86,283						89,626
Trade and notes receivables												5,471						2,423
Other non-current assets												8,334						1,474
Restricted cash and time deposits												184,060						15,000
Cash and cash equivalents												19,828						1,910
Liabilities
Trade and notes payables												484,755						230,235
Other payables and accrued expenses												398,239						329,184
Interest bearing loans and borrowings (non-current)												14,909						34,086
Other non-current liabilities												43,921						47,900
Interest bearing loans and borrowings												(354,181)						(338,393)
Income tax payable												(9,919)
Net assets												311,562						273,493
Non-controlling interests												105,931
Net assets acquired												205,631
Difference recognized in equity												309,890
Cash consideration												515,521
Total purchase consideration												515,521
Cash consideration paid			335,090
Cash and bank balances acquired												¥ 19,828						¥ 1,910
Consideration paid by way of transfer of notes receivables							61,000
Consideration unpaid							¥ 121,000
Xinghua Technology | Shanxi Aluminum Plant
BUSINESS COMBINATION
Equity interest acquired (as a percent)													33.00%
Liabilities
Total purchase consideration													¥ 257,760
Xinghua Technology | Shandong Aluminum
BUSINESS COMBINATION
Equity interest acquired (as a percent)													33.00%
Liabilities
Total purchase consideration													¥ 257,760
Qingdao Light Metal
BUSINESS COMBINATION
Equity interest acquired (as a percent)										100.00%
Assets
Investment properties			10,742						¥ 10,425
Property, plant and equipment			290,579						278,309
Land use rights			20,722						20,195
Inventories			29,446						49,489
Other current assets			2,934						3,978
Trade and notes receivables			29,748						98,957
Cash and cash equivalents			5,688						10,924
Liabilities
Trade and notes payables			64,900						97,681
Other payables and accrued expenses			10,641						66,042
Interest bearing loans and borrowings			167,000						167,000
Net assets			147,318						141,554
Other equity instruments			138,670						138,670
Net assets acquired			8,648						2,884
Difference recognized in equity									158,848
Total purchase consideration									161,732
Cash and bank balances acquired			5,688						¥ 10,924
Shanxi Aluminum Sewage Treatment Plant
Assets
Property, plant and equipment			52,001							¥ 48,995
Liabilities
Net assets			¥ 52,001							48,995
Difference recognized in equity										1,063
Total purchase consideration										¥ 50,058
Yinxing Power
BUSINESS COMBINATION
Equity interest acquired (as a percent)		51.00%
Number of directors in board | director				7
Assets
Property, plant and equipment		¥ 3,594,970
Intangible assets		188
Land use rights		31,833
Inventories		35,349
Other current assets		312,840
Trade and notes receivables		162,093
Cash and cash equivalents		255,152
Liabilities
Trade and notes payables		800,438
Other payables and accrued expenses		186,782
Deferred tax liabilities		(40,706)
Interest bearing loans and borrowings		(2,514,800)
Net assets		849,699
Non-controlling interests		416,353
Net assets acquired		433,346
Initial investment cost		316,200
Investment income recognized under the equity method		(494)
Book value of the investment		315,706
Fair value of the investment		433,346
Gain on previously held equity interest remeasured at acquisition-date fair value		117,640
Cash and bank balances acquired		255,152
Net inflow of cash and cash equivalents included in cash flows from investing activities		255,152
Revenue		578,117
Profit for the year		96,756
Net cash flows		¥ 36,024
Yinxing Power | Ningxia Energy
BUSINESS COMBINATION
Equity interest acquired (as a percent)				51.00%
Number of directors can appoint | director				4
Yinxing Power | Zhejiang Power
BUSINESS COMBINATION
Equity interest acquired (as a percent)				49.00%